10. Commitments and Contingencies (Details 1)	6 Months Ended
	Sep. 30, 2015 CAD
Funds Raised [Member]
Cumulative Funds Raised	CAD 100,000	[1]
Effective Monthly Salary	10.00%
Funds Raised One [Member]
Cumulative Funds Raised	CAD 175,000	[1]
Effective Monthly Salary	15.00%
Funds Raised Two [Member]
Cumulative Funds Raised	CAD 250,000	[1]
Effective Monthly Salary	25.00%
Funds Raised Three [Member]
Cumulative Funds Raised	CAD 375,000	[1]
Effective Monthly Salary	37.50%
Funds Raised Four [Member]
Cumulative Funds Raised	CAD 500,000	[1]
Effective Monthly Salary	50.00%
Funds Raised Five [Member]
Cumulative Funds Raised	CAD 750,000	[1]
Effective Monthly Salary	62.50%
Funds Raised Six [Member]
Cumulative Funds Raised	CAD 1,000,000	[1]
Effective Monthly Salary	75.00%
Funds Raised Seven [Member]
Cumulative Funds Raised	CAD 1,250,000	[1]
Effective Monthly Salary	87.50%
Funds Raised Eight [Member]
Cumulative Funds Raised	CAD 1,500,000	[1]
Effective Monthly Salary	100.00%

[1]	Cumulative funds raised is inclusive of all sources including without limitation capital raised, grants received, revenue recorded, debt raised, and assets sold.